Segment disclosure	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Segment disclosure [Text Block]

25. Segment disclosure

The Company's business is organized and reported as a single operating segment, consisting of acquiring and managing precious metals and other royalties, streams and other interests. All of the Company's assets, liabilities, revenues, expenses and cash flows are attributable to this single operating segment. The President and Chief Executive Officer, who is the Company's chief operating decision-maker, makes capital allocation decisions, reviews operating results and assesses financial performance.

The following tables present segmented information for this single segment.

Geographic revenues

Geographic revenues from the sale of precious metals and other commodities received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2025 and 2024, royalty, stream and other interest revenues were earned from the following jurisdictions:

	North America (i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2025

Royalties	165,738	5,765	347	5,414	-	177,264
Streams	11,883	45,831	27,029	-	15,363	100,106

	177,621	51,596	27,376	5,414	15,363	277,370

2024

Royalties	126,101	1,338	240	2,696	-	130,375
Streams	8,204	22,371	19,808	-	10,399	60,782

	134,305	23,709	20,048	2,696	10,399	191,157

(i) In 2025, revenues generated from Canada amounted to $160.1 million ($121.7 million in 2024).

In 2025, two royalty/stream interests generated revenues of $154.1 million (two royalty/stream interests generated revenues of $100.6 million in 2024), which represented 56% of revenues (53% of revenues in 2024), including one royalty interest that generated revenues of $108.2 million ($78.3 million in 2024).

In 2025, revenues generated from precious metals represented 95% of total revenues (94% in 2024).

Geographic net assets

The following table summarizes the royalty, stream and other interests by jurisdiction, as at December 31, 2025 and December 31, 2024, which is based on the location of the properties related to the royalty, stream or other interests:

	North America (i)	South America	Australia	Africa	Asia	Europe	Total
$	$	$	$	$	$	$

December 31, 2025

Royalties	404,599	131,823	58,078	48,841	5,248	10,847	659,436
Streams	161,176	128,907	127,252	-	22,300	30,184	469,819
Offtakes	-	-	7,067	-	3,704	-	10,771

	565,775	260,730	192,397	48,841	31,252	41,031	1,140,026

December 31, 2024

Royalties	392,520	127,008	57,646	49,906	-	10,333	637,413
Streams	146,408	127,974	136,386	-	22,300	32,603	465,671
Offtakes	-	-	7,067	-	3,704	-	10,771

	538,928	254,982	201,099	49,906	26,004	42,936	1,113,855

(i) As at December 31, 2025, the carrying value of the net interests located in Canada amounted to $355.7 million ($338.5 million as at December 31, 2024).